Intangible Assets - Schedule of Changes in Intangible Assets (Parenthetical) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Impairment loss on intangible assets	₩ 53	₩ 615	₩ 1,531